SIIT Dynamic Asset Allocation Fund (Prospectus Summary) | SIIT Dynamic Asset Allocation Fund
DYNAMIC ASSET ALLOCATION FUND
Investment Goal
Long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIIT Dynamic Asset Allocation Fund Class A
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.15%
Total Annual Fund Operating Expenses	[1]	0.82%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SIIT Dynamic Asset Allocation Fund Class A	84	262	455	1,014

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 140%
of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a dynamic asset allocation investment strategy, seeking to achieve its investment objective through a risk-controlled, disciplined process that is designed to attempt to capture returns from short- and intermediate-term market anomalies that may arise in particular asset classes within a broad range of possible asset classes.

The Fund seeks to generate total return over time by selecting investments from among a broad range of asset classes based upon SEI Investments Management
Corporation's (SIMC or the Adviser) expectations of risk and return. The asset classes used and the Fund's allocations among those asset classes are determined based on SIMC's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time and at any particular point in time the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes, including possibly a single asset class.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) that will implement different investment strategies.
SIMC allocates Fund assets among one or more Sub-Advisers based on SIMC's expectations of risk and return as informed by SIMC's views of fundamental, technical or valuation measures. The Fund is also managed, in part, by SIMC.

The Fund may obtain its exposures to a particular asset class by investing directly (e.g., in equity and fixed income securities and other instruments) or indirectly (e.g., through the use of other pooled investment vehicles and derivative instruments, principally futures contracts, forward contracts, options and swaps). The particular types of securities and other instruments that the Fund may invest in within a particular asset class are further described below. The Fund may invest in particular securities or instruments that are not specifically listed below, but which have similar characteristics or represent similar exposures as those described below.

Equity Securities. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

Fixed Income Securities. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as "junk bonds"), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued.
The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs), corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments, and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers.

The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government
(including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected
Securities (TIPS) and other inflation-linked debt securities of both U.S. and
non-U.S. governments and corporations.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

Other Instruments. The Fund may also invest in real estate investment trusts
(REITs) and securities issued by U.S. and non-U.S. real estate companies.

Pooled Investment Vehicles. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs), to obtain the Fund's desired exposure to a particular asset class.

Derivative Instruments. The Fund may also purchase or sell futures contracts, forward contracts, options and swaps (including swaptions, caps, floors or collars) for return enhancement or hedging purposes or to obtain the Fund's desired exposure to a particular asset class. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's exposure to the risk of particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging purposes. The Fund may purchase and sell forward contracts on currencies or securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Currency swaps may be used for return enhancement or hedging purposes. Securities index and single-security swaps may be used to manage the inflation-adjusted return of the
Fund or to more efficiently gain exposure to a particular security or basket of securities. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

A portion of the Fund's assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodity-linked securities include marketable securities issued by companies that own or invest in commodities or commodities contracts, equity and debt securities of issuers in commodity-related industries, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index, or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities.
SIMC or the Sub-Advisers may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, SIMC or the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The
Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.
In managing the Fund's currency exposure for foreign securities, SIMC or the
Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Sub-Advisers may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short, they may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The goal of the Fund is to serve as a dynamic overlay to broader strategic allocations. This Fund is intended to be used by shareholders seeking to add a dynamic component to their broader overall investment strategy. An investment in the Fund should not constitute a shareholder's complete investment program.
Principal Risks
American Depositary Receipts (ADRs) Risk - ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk - With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk - Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

CDOs and CLOs Risk - CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults, and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

Commodity-Linked Securities Risk - Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk - Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk - Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk - Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk - The Fund's use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.
Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the
Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk - The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk - The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

Investment Company Risk - When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities.
Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk - The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk - Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk - Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Short Sales Risk - A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the
Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund's share price.

Small and Medium Capitalization Risk - The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for each calendar year since its inception and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.36% (12/31/11) Worst Quarter: -5.05% (09/30/11) The Fund's total return from January 1, 2012 to June 30, 2012 was 9.72%.
Average Annual Total Returns (for the periods ended December 31, 2011)
This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 80/10/10 Blended Benchmark, which consists of the S&P 500 Index (80%), the iBoxx $ Liquid High Yield Index (10%) and
the J.P. Morgan EMBI Global Core Index (10%). The Fund's Blended Benchmark
is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns SIIT Dynamic Asset Allocation Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	2.58%	7.58%	Jul. 30, 2010
Class A After Taxes on Distributions	Return After Taxes on Distributions	1.50%	6.48%	Jul. 30, 2010
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.26%	6.08%	Jul. 30, 2010
The Fund's Blended Benchmark Return	The Fund's Blended Benchmark Return (reflects no deduction for frees, expenses or taxes)	7.71%	10.45%	Jul. 30, 2010
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	2.11%	12.14%	Jul. 30, 2010